Income Taxes (Schedule of Components of Pre-Tax Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States		$ (9,242)	$ 3,087	$ 11,236
Foreign		972	885	435
Income (loss) before provision (benefit) for income taxes	[1]	$ (8,270)	$ 3,972	$ 11,671

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method